Segmented information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
23.	Segmented information:

The financial information for the Company’s business segments evaluated by the Company’s chief operating decision maker (“CODM”) includes the results of the CWI and WWI as if it were consolidated, which is consistent with the way Westport manages its business segments. As CWI and WWI are accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated measures.

The Company’s business operates in six reportable operating segments:

- Applied Technologies, designs, produces, and sells compressed natural gas (CNG) and liquefied petroleum gas (LPG) components and subsystems for natural gas vehicles of all types;

- On-Road Systems, engineers, designs, assembles and sells natural gas engine and vehicle systems for automotive, light commercial, and trucking;

- Off-Road Systems, engineers, designs, and markets Westport proprietary natural gas technologies, including the Westport™ high pressure direct injection (HPDI) technology, Westport™ 2.4L industrial engines and fuel systems for the off-road, large-engine applications such as mine trucks, locomotives, workboats, and petroleum exploration equipment;

- Corporate and Technology Investments, which includes corporate costs such as research and development, general and administrative, marketing, interest and other charges, foreign exchange and depreciation that cannot be attributed to a particular segment and are incurred by all segments;

- CWI which serves the medium- to heavy-duty engine markets with spark ignited natural gas engines. The fuel for CWI engines is typically carried on vehicles as compressed natural gas or liquefied natural gas; and

- WWI develops, manufactures, and sells advanced, alternative fuel engines and parts that are widely used in city bus, coach, and heavy-duty truck applications in China or exported to other regions globally.

These reporting segments offer different products and services and are managed separately as each business requires different technology and marketing strategies.

The accounting policies for the reportable segments are consistent with those described in note 2. The CODM evaluates segment performance based on the net operating income (loss), which is before income taxes and does not include depreciation and amortization, impairment charges, foreign exchange gains and losses, bank charges, interest and other expenses, interest and other income, and gain on sale of long-term investments. The Company did not record any intersegment sales or transfers for the year ended December 31, 2014 and December 31, 2013.

	Years ended December 31,
	2014	2013	2012
Revenue:
Applied Technologies	$86,168	$93,216	$91,675
On-Road Systems	37,031	55,090	37,558
Off-Road Systems	3,789	3,309	3,149
Corporate and Technology Investments	3,581	12,417	23,244
CWI	337,234	310,651	198,015
WWI	618,465	466,580	272,086
Total segment revenues	1,086,268	941,263	625,727
Less: equity investees' revenue	(955,699)	(777,231)	(470,101)
Total consolidated revenues	$130,569	$164,032	$155,626
Net consolidated operating income (loss) excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange loss (gain), bank charges and other:

Applied Technologies	$(5,204)	$6,635	$9,820
On-Road Systems	(14,431)	(59,843)	(40,937)
Off-Road Systems	(2,744)	(14,218)	(13,653)
Corporate and Technology Investments	(87,363)	(83,546)	(50,211)
CWI	21,555	23,539	35,368
WWI	78,502	14,496	9,765
Total segment operating loss	(9,685)	(112,937)	(49,848)
Less: equity investees’ operating income	(100,057)	(38,035)	(45,133)
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange (gain) loss, bank charges and other:	(109,742)	(150,972)	(94,981)
Depreciation and amortization:
Applied Technologies	8,012	7,838	7,905
On-Road Systems	5,561	3,186	1,028
Off-Road Systems	—	450	83
Corporate and Technology Investments	5,093	4,814	2,379
Provision for inventory purchase commitments (On-Road Systems)	4,106	—	—
Losses on impairments, write-downs and disposals
Corporate and Technology Investments	3,458	31,564	—
On-Road Systems	26,146	9,959	—
	52,376	57,811	11,395
Net consolidated operating loss before foreign exchange (gain) loss, bank charges and other	(162,118)	(208,783)	(106,376)
Foreign exchange (gain) loss, bank charges and other	(2,731)	(14,573)	1,922
Loss from operations	(159,387)	(194,210)	(108,298)
Interest on long-term debt and other income (expenses), net	(5,032)	(3,771)	(4,928)
Income from investment accounted for by the equity method	14,222	13,444	16,190
Loss before income taxes	$(150,197)	$(184,537)	$(97,036)

	Years ended December 31,
	2014	2013	2012
Total additions to long-lived assets excluding business combinations:
Applied Technologies	$938	$4,408	$3,000
On-Road Systems	1,340	15,555	10,306
Off-Road Systems	—	908	1,481
Corporate and Technology Investments	7,971	5,579	16,565
	$10,249	$26,450	$31,352

It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2014	2013	2012
Americas (including United States)	40	42	38
Asia (including China)	12	11	9
Other (including Italy)	48	47	53

The Company’s revenue earned from Canadian customers is not significant and has been included in revenue from sales in the Americas.

As at December 31, 2014, total goodwill of $23,352 (December 31, 2013 - $22,958) was allocated to Applied Technologies and $nil (December 31, 2013 - $18,542) to On-Road Systems segments.

As at December 31, 2014, total long-term investments of $32,898 (December 31, 2013 - $21,872) was allocated to the Corporate segment and $426 (December 31, 2013 - $256) was allocated to Applied Technologies.

Total assets are allocated as follows:

	December 31, 2014	December 31, 2013
Applied Technologies	$151,428	$144,803
On-Road Systems	130,461	111,323
Off-Road Systems	1,042	6,564
Corporate and Technology Investments and unallocated assets	54,764	228,981
CWI	172,941	115,343
WWI	182,215	131,146
	692,851	738,160
Less: equity investees’ total assets	355,156	246,489
Total consolidated assets	$337,695	$491,671

The Company’s long-lived assets consist of property, plant and equipment, intangible assets and goodwill.

Long-lived assets information by geographic area:

	December 31, 2014	December 31, 2013
Italy	$53,319	$66,918
Netherlands	9,944	—
Canada	25,083	30,713
United States	20,320	47,322
Sweden	208	322
China	6,329	8,675
Australia	1,233	1,360
	116,436	155,310
Less: equity investees’ long-lived assets	7,030	8,117
Total consolidated long-lived assets	$109,406	$147,193